PILLSBURY WINTHROP SHAW PITTMAN LLP
P.O. BOX 7880
SAN FRANCISCO, CA 94120
Tel: (415) 983-1000
Fax: (415) 983-1200
September 20, 2005
VIA ELECTRONIC TRANSMISSION
Securities and Exchange Commission
Division of Corporate Finance
100 F Street, N.E.
Washington, D.C. 20549
Mail Stop 6010
Attn: Mr. Albert C. Lee, Staff Attorney

Re:	Genomic Health, Inc.
Registration Statement on Form S-1 (File No. 333-126626)
Ladies and Gentlemen:
On behalf of Genomic Health, Inc., we enclose for filing under the Securities Act of 1933, as amended, Amendment No. 4 to the above-referenced registration statement (the “Registration Statement”), together with exhibits thereto. The purpose of Amendment No. 4 to the Registration Statement is to file certain exhibits.
If you have any questions, please do not hesitate to call me at (415) 983-6117.
Yours very truly,
/s/ Justin D. Hovey
Justin D. Hovey

cc:	Randal W. Scott, Ph.D.
G. Bradley Cole

S.D. Wong
G.A. Lombardi